UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, Inc.

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380

Signature, Place and Date of Signing:


  /s/ Scott A. Bedford       San Francisco, California       November 3, 2005
-----------------------     --------------------------     --------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.       Form 13F File Number            Name
---       --------------------            ----

          None                            None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  105

Form 13F Information Table Value Total:  $197,016
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1.                                      Peninsula Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                               TITLE                  VALUE     SHARES      SH/   PUT/  INVSTMT   OTHER          VOTING AUTHORITY
       NAME OF ISSUER          OF CLASS   CUSIP       (X1000)   /PRN AMNT   PRN   CALL  DISCRETN  MNGRS    SOLE      SHARED     NONE
       --------------          --------   -----       -------   ---------   ---   ----  --------  -----    ----      ------     ----
PEAK INTL LTD                       ORD   G69586108     1,088     359,188   SH          SHARED        1                359,188
TRANSOCEAN INC                      ORD   G90078109     2,146      35,000   SH          SHARED        1                 35,000
APAC CUSTOMER SERVICES INC          COM   00185E106     1,925   2,163,116   SH          SHARED        1              2,163,116
ABAXIS INC                          COM   002567105       326      25,000   SH          SHARED        1                 25,000
ADVANCED MICRO DEVICES INC          COM   007903107     1,890      75,000   SH          SHARED        1                 75,000
ARENA RESOURCES INC                 COM   040049108     1,309      53,000   SH          SHARED        1                 53,000
AT ROAD INC                         COM   04648K105       505     110,000   SH          SHARED        1                110,000
AUTOBYTEL INC                       COM   05275N106     8,808   1,758,144   SH          SHARED        1              1,758,144
CE FRANKLIN LTD                     COM   125151100     4,627     398,300   SH          SHARED        1                398,300
CACHE INC                       COM NEW   127150308       767      50,346   SH          SHARED        1                 50,346
CAL DIVE INTL INC                   COM   127914109       951      15,000   SH          SHARED        1                 15,000
CANADIAN SUPERIOR ENERGY INC        COM   136644101       251     100,000   SH          SHARED        1                100,000
CEVA INC                            COM   157210105       462      89,225   SH          SHARED        1                 89,225
CHARLOTTE RUSSE HLDG INC            COM   161048103     2,765     207,583   SH          SHARED        1                207,583
CHENIERE ENERGY INC             COM NEW   16411R208     3,127      75,600   SH          SHARED        1                 75,600
CHESAPEAKE ENERGY CORP              COM   165167107       834      21,800   SH          SHARED        1                 21,800
CHESAPEAKE ENERGY CORP              COM   165167107       236      40,000   SH    CALL  SHARED        1                 40,000
CHEVRON CORP NEW                    COM   166764100       971      15,000   SH          SHARED        1                 15,000
CHEVRON CORP NEW                    COM   166764100       104      10,000   SH    CALL  SHARED        1                 10,000
CIRRUS LOGIC INC                    COM   172755100       228      30,000   SH          SHARED        1                 30,000
CONTANGO OIL & GAS COMPANY      COM NEW   21075N204     2,408     200,000   SH          SHARED        1                200,000
CUTERA INC                          COM   232109108     1,816      70,000   SH          SHARED        1                 70,000
DELTA PETE CORP                 COM NEW   247907207       520      25,000   SH          SHARED        1                 25,000
DIEDRICH COFFEE INC             COM NEW   253675201     4,361     545,000   SH          SHARED        1                545,000
DRIL-QUIP INC                       COM   262037104     3,053      63,600   SH          SHARED        1                 63,600
ENSCO INTL INC                      COM   26874Q100     4,426      95,000   SH          SHARED        1                 95,000
E Z EM INC                      COM NEW   269305405       335      23,700   SH          SHARED        1                 23,700
ECLIPSYS CORP                       COM   278856109       357      20,000   SH          SHARED        1                 20,000
ELECTROGLAS INC                     COM   285324109     2,366     700,000   SH          SHARED        1                700,000
ELOYALTY CORP                   COM NEW   290151307       187      26,648   SH          SHARED        1                 26,648
EXXON MOBIL CORP                    COM   30231G102        60      80,000   SH    CALL  SHARED        1                 80,000
FMC TECHNOLOGIES INC                COM   30249U101     1,474      35,000   SH          SHARED        1                 35,000
FINLAY ENTERPRISES INC          COM NEW   317884203       473      52,293   SH          SHARED        1                 52,293
FLOTEK INDS INC DEL                 COM   343389102       670      35,000   SH          SHARED        1                 35,000
FORWARD INDS INC NY             COM NEW   349862300     1,204      51,320   SH          SHARED        1                 51,320
FREIGHTCAR AMER INC                 COM   357023100       510      12,500   SH          SHARED        1                 12,500
GTSI CORP                           COM   36238K103     1,378     187,442   SH          SHARED        1                187,442
GANDER MOUNTAIN CO                  COM   36471P108       450      50,000   SH          SHARED        1                 50,000
GARDNER DENVER INC                  COM   365558105     1,784      40,000   SH          SHARED        1                 40,000
GRANT PRIDECO INC                   COM   38821G101     3,862      95,000   SH          SHARED        1                 95,000
HALLIBURTON CO                      COM   406216101     4,111      60,000   SH          SHARED        1                 60,000
HI / FN INC                         COM   428358105     1,550     279,209   SH          SHARED        1                279,209
HOOPER HOLMES INC                   COM   439104100     1,615     410,988   SH          SHARED        1                410,988
HORNBECK OFFSHORE SVCS INC N        COM   440543106     2,198      60,000   SH          SHARED        1                 60,000
HOT TOPIC INC                       COM   441339108       834      54,300   SH          SHARED        1                 54,300
INPUT/OUTPUT INC                    COM   457652105       200      25,000   SH          SHARED        1                 25,000
INTEGRATED DEVICE TECHNOLOGY        COM   458118106     1,074     100,000   SH          SHARED        1                100,000
INTERNAP NETWORK SVCS CORP          COM   45885A102       322     670,002   SH          SHARED        1                670,002
JONES APPAREL GROUP INC             COM   480074103     1,710      60,000   SH          SHARED        1                 60,000
KMG AMER CORP                       COM   482563103     4,533     566,600   SH          SHARED        1                566,600
KEYNOTE SYS INC                     COM   493308100       667      51,404   SH          SHARED        1                 51,404
LIFETIME BRANDS INC                 COM   53222Q103       691      25,760   SH          SHARED        1                 25,760
LIGHTBRIDGE INC                     COM   532226107       904     111,830   SH          SHARED        1                111,830
MIVA INC                            COM   55311R108       302      50,000   SH          SHARED        1                 50,000
MTI TECHNOLOGY CORP                 COM   553903105       297     157,100   SH          SHARED        1                157,100
MAGELLAN PETE CORP                  COM   559091301       323     123,739   SH          SHARED        1                123,739
MAXTOR CORP                     COM NEW   577729205     3,388     770,000   SH          SHARED        1                770,000
MAXTOR CORP                     COM NEW   577729205        33     100,000   SH    CALL  SHARED        1                100,000
MCDERMOTT INTL INC                  COM   580037109     3,478      95,000   SH          SHARED        1                 95,000
MCGRATH RENTCORP                    COM   580589109       567      20,000   SH          SHARED        1                 20,000
MODTECH HLDGS INC                   COM   60783C100     4,382     450,818   SH          SHARED        1                450,818
MOVIE GALLERY INC                   COM   624581104       413      39,790   SH          SHARED        1                 39,790
NATIONAL OILWELL VARCO INC          COM   637071101     9,541     145,000   SH          SHARED        1                145,000
NATIONAL R V HLDGS INC              COM   637277104       145      27,600   SH          SHARED        1                 27,600
NETFLIX COM INC                     COM   64110L106        93      50,000   SH    CALL  SHARED        1                 50,000
NEW FRONTIER MEDIA INC              COM   644398109       792     131,600   SH          SHARED        1                131,600
NIKE INC                           CL B   654106103       175      50,000   SH    CALL  SHARED        1                 50,000
OAKLEY INC                          COM   673662102       520      30,000   SH          SHARED        1                 30,000
OMNICELL INC                        COM   68213N109     1,946     200,000   SH          SHARED        1                200,000
PYR ENERGY CORP                     COM   693677106       648     400,000   SH          SHARED        1                400,000
PETROKAZAKHSTAN INC                 COM   71649P102     2,577      47,600   SH          SHARED        1                 47,600
PETROHAWK ENERGY CORP               COM   716495106     1,771     122,900   SH          SHARED        1                122,900
PRIDE INTL INC DEL                  COM   74153Q102     1,713      60,100   SH          SHARED        1                 60,100
REMEDYTEMP INC                     CL A   759549108     1,414     169,169   SH          SHARED        1                169,169
ROWAN COS INC                       COM   779382100     3,372      95,000   SH          SHARED        1                 95,000
SITEL CORP                          COM   82980K107       116      41,600   SH          SHARED        1                 41,600
SOURCE INTERLINK COS INC        COM NEW   836151209     3,572     322,947   SH          SHARED        1                322,947
SPHERION CORP                       COM   848420105       757      99,600   SH          SHARED        1                 99,600
STANDARD MICROSYSTEMS CORP          COM   853626109       897      30,000   SH          SHARED        1                 30,000
TRM CORP                            COM   872636105     6,336     417,120   SH          SHARED        1                417,120
TALK AMERICA HLDGS INC          COM NEW   87426R202     3,790     401,862   SH          SHARED        1                401,862
TELETECH HOLDINGS INC               COM   879939106       990      98,796   SH          SHARED        1                 98,796
TESCO CORP                          COM   88157K101       784      50,000   SH          SHARED        1                 50,000
THOR INDS INC                       COM   885160101     1,078      31,700   SH          SHARED        1                 31,700
TOREADOR RES CORP                   COM   891050106     8,677     245,100   SH          SHARED        1                245,100
TURBOCHEF TECHNOLOGIES INC      COM NEW   900006206       935      60,000   SH          SHARED        1                 60,000
VERITY INC                          COM   92343C106     5,169     486,702   SH          SHARED        1                486,702
VINTAGE PETE INC                    COM   927460105     5,251     115,000   SH          SHARED        1                115,000
WEBSIDESTORY INC                    COM   947685103     4,430     250,000   SH          SHARED        1                250,000
WILLIAMS COS INC DEL                COM   969457100     1,253      50,000   SH          SHARED        1                 50,000
WILSONS THE LEATHER EXPERTS         COM   972463103     2,559     419,581   SH          SHARED        1                419,581
WINNEBAGO INDS INC                  COM   974637100     1,449      50,000   SH          SHARED        1                 50,000
XTO ENERGY INC                      COM   98385X106     3,626      80,001   SH          SHARED        1                 80,001
ZHONE TECHNOLOGIES INC NEW          COM   98950P108     1,827     700,000   SH          SHARED        1                700,000
AUTOBYTEL INC                       COM   05275N106       476      95,000   SH           SOLE      None         95,000
TRM CORP                            COM   872636105     1,063      70,000   SH           SOLE      None         70,000
AUTOBYTEL INC                       COM   05275N106     7,640   1,525,000   SH           SOLE      None      1,525,000
ELECTROGLAS INC                     COM   285324109     2,113     625,000   SH           SOLE      None        625,000
HI / FN INC                         COM   428358105       416      75,000   SH           SOLE      None         75,000
MAXTOR CORP                     COM NEW   577729205     2,200     500,000   SH           SOLE      None        500,000
MAXTOR CORP                     COM NEW   577729205         2      30,000   SH    CALL   SOLE      None         30,000
NETFLIX COM INC                     COM   64110L106       391     140,000   SH    CALL   SOLE      None        140,000
VERITY INC                          COM   92343C106       531      50,000   SH           SOLE      None         50,000
WEBSIDESTORY INC                    COM   947685103     3,810     215,000   SH           SOLE      None        215,000
ZHONE TECHNOLOGIES INC NEW          COM   98950P108     1,305     500,000   SH           SOLE      None        500,000

03847.0004 #609142